Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

STORE Capital LLC	4 May 2023

STORE Master Funding I, LLC

STORE Master Funding II, LLC

STORE Master Funding III, LLC

STORE Master Funding IV, LLC

STORE Master Funding V, LLC

STORE Master Funding VI, LLC

STORE Master Funding VII, LLC

STORE Master Funding XIV, LLC

STORE Master Funding XIX, LLC

STORE Master Funding XX, LLC

STORE Master Funding XXIV, LLC

8377 East Hartford Drive, Suite 100

Scottsdale, Arizona 85255

Re:

STORE Master Funding I, LLC, STORE Master Funding II, LLC, STORE Master Funding III, LLC, STORE Master Funding IV, LLC, STORE Master Funding V, LLC, STORE Master Funding VI, LLC, STORE Master Funding VII, LLC, STORE Master Funding XIV, LLC, STORE Master Funding XIX, LLC, STORE Master Funding XX, LLC and STORE Master Funding XXIV, LLC (collectively, the “Issuers”)

Net-Lease Mortgage Notes, Series 2023-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by STORE Capital LLC (the “Property Manager”), the Issuers and Atlas SP Securities, a division of Apollo Global Securities, LLC (“ATLAS SP,” together with the Property Manager and Issuers the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files:

i.

Labeled “Data Tape Compare (2023 vs 2021-1).xlsx” and the corresponding record layout and decode information, as applicable, with a tab labeled “3-15-21 Data Tape” (the “2021-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 15 March 2021 (the “2021-1 Statistical Cut-off Date”) relating to a pool consisting of fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder (the “Related Series Owned Properties and Leases”),

ii.	Labeled “Data Tape 2023.01.31 (EY—Appraisal Data).xlsx” and the corresponding record layout and decode information, as applicable, with:

(1)

A tab labeled “Data Tape 2023.01.31 (Base)” (the “Base Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 31 January 2023 (the “Statistical Cut-off Date”) relating to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Base Owned Properties”) and (ii) each of the leases with respect to such Base Owned Properties and all payments required thereunder (the “Base Leases,” together with the Base Owned Properties, the “Base Collateral Pool”) that are expected to be representative of the Collateral Pool and

(2)

A tab labeled “Data Tape 2023.01.31 (Upsize)” (the “Upsize Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date relating to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Upsize Owned Properties”) and (ii) each of the leases with respect to such Upsize Owned Properties and all payments required thereunder (the “Upsize Leases,” together with the Upsize Owned Properties, the “Upsize Collateral Pool”) that are expected to be representative of the Collateral Pool,

iii.	Labeled “Data Tape 2023.01.31 (EY—FINAL).xlsx” and the corresponding record layout and decode information, as applicable, with:

(1)

A tab labeled “Data Tape 2023.01.31 (Base)” (the “Updated Base Data File”), that the Property Manager, on behalf of the Issuers, indicated contains updated information as of the Statistical Cut-off Date relating to the Base Collateral Pool and

(2)

A tab labeled “Data Tape 2023.01.31 (Upsize)” (the “Updated Upsize Data File,” together with the Base Data File, Updated Base Data File and Upsize Data File, the “Provided Data Files”), that the Property Manager, on behalf of the Issuers, indicated contains updated information as of the Statistical Cut-off Date relating to the Upsize Collateral Pool,

iv.

Labeled “Portfolio TB 2.28.23.xls” and the corresponding record layout and decode information, as applicable (the “Investment Portfolio Trial Balance Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains property ID (“Property ID”) information relating to each Owned Property and Lease,

v.

Labeled “Cash Flow Report 2023.02.16.xlsx” and the corresponding record layout and decode information, as applicable (the “STORE Cash Flow Reports Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains current consolidated payment information as of the Statistical Cut-off Date relating to certain Owned Properties and Leases and

vi.

Labeled “FCCR Report.xls” and the corresponding record layout and decode information, as applicable (the “Unit Financial Support Schedule,” together with the Investment Portfolio Trial Balance Schedule and STORE Cash Flow Reports Schedule, the “Source Schedules”), that the Property Manager, on behalf of the Issuers, indicated contains most recent aggregated unit FCCR information as of the Statistical Cut-off Date relating to certain Owned Properties and Leases,

b.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Exempt Lease Schedules”), that the Property Manager, on behalf of the Issuers, indicated contain certain information relating to the Related Series Owned Properties and Leases that have Sample Characteristic (as defined herein) values that have changed since the 2021-1 Statistical Cut-off Date,

c.	Imaged copies of:

i.

The lease agreement or master lease agreement, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions, notice of name changes or other related documents (collectively and as applicable, the “Lease Agreement”),

ii.	The corporate guarantee or other related documents (collectively and as applicable, the “Corporate Guarantee”),

iii.	The credit memorandum and any corresponding schedules and addendums or other related documents (collectively and as applicable, the “Credit Memorandum”),

iv.	The appraisal and any appraiser supplied confirmations or other related documents (collectively and as applicable, the “Appraisal”),

v.	The settlement statement, purchaser’s statement, buyer/seller disbursement statement or other related documents (collectively and as applicable, the “Settlement Statement”),

vi.	The survey, additional survey, floor plan, site plan, tax lookup—property card or other related documents (collectively and as applicable, the “Survey”),

vii.	The concept screenshot (the “Concept Screenshot”),

viii.	The payment history schedule (the “Payment History Schedule”) and

ix.

The property condition report (the “Property Condition Report,” together with the Lease Agreement, Corporate Guarantee, Credit Memorandum, Appraisal, Settlement Statement, Survey, Concept Screenshot and Payment History Schedule, the “Source Documents”),

as applicable, that the Property Manager, on behalf of the Issuers, indicated relate to each Sample 2023-1 Owned Property and Lease (as defined herein),

d.

A schedule and the corresponding record layout and decode information, as applicable (the “NAICS and SIC Code Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the sector and industry group for the Sample 2023-1 Owned Properties and Leases,

e.

A schedule and the corresponding record layout and decode information, as applicable (the “Industry Group Mapping Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains industry group information relating to certain Sample 2023-1 Owned Properties and Leases,

f.

A schedule and the corresponding record layout and decode information, as applicable (the “Client Tear Sheet Schedule,” together with the Source Schedules, Source Documents, NAICS and SIC Code Schedule and Industry Group Mapping Schedule, the “Sources”), that the Property Manager, on behalf of the Issuers, indicated contains the most recent aggregate unit information relating to Sample 2023-1 Owned Property and Lease Number 39 (as defined herein),

g.	The list of relevant characteristics (the “Sample Characteristics”) on the 2021-1 Data File, Base Data File and Updated Base Data File, which are shown on Exhibit 1 to Attachment A,

h.	The following list of certain Sample Characteristics:

i.	Tenant,

ii.	Sector,

iii.	Industry group,

iv.	Concept,

v.	City,

vi.	Master lease,

vii.	Personal guarantee,

viii.	Corporate guarantee,

ix.	Land FT,

x.	Building FT,

xi.	Lease term start date,

xii.	Lease expiration year,

xiii.	Original lease term (months),

xiv.	Initial lease rate,

xv.	Rent increase type,

xvi.	Rent bump % cap,

xvii.	Tenant purchase option (Y/N),

xviii.	Next lease renewal option date,

xix.	Year built,

xx.	Appraisal date and

xxi.	Consolidated appraised value,

(collectively, the “Variable Sample Characteristics”) and

i.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, ATLAS SP, on behalf of the Issuers, provided us with a schedule (the “Sample 2023-1 Owned Properties and Leases Schedule”) that ATLAS SP, on behalf of the Issuers, indicated contains a list of 50 Base Owned Properties and Base Leases that are not Related Series Owned Properties and Leases (collectively, the “Sample 2023-1 Owned Properties and Leases”). ATLAS SP, on behalf of the Issuers, did not inform us as to the basis for how they determined the number of Sample 2023-1 Owned Properties and Leases or the methodology they used to select the Sample 2023-1 Owned Properties and Leases from the Base Data File.

For the purpose of the procedures described in this report, the 50 Sample 2023-1 Owned Properties and Leases are referred to as Sample 2023-1 Owned Property and Lease Numbers 1 through 50.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Subject Matter, 2021-1 Data File, Provided Data Files, Exempt Lease Schedules, Sources, Sample Characteristics, Variable Sample Characteristics, Sample 2023-1 Owned Properties and Leases Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the 2021-1 Data File, Exempt Lease Schedules, Sources, Sample 2023-1 Owned Properties and Leases Schedule or any other information provided to us, or that we were instructed to obtain, as applicable, by the Property Manager or ATLAS SP, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Collateral Pool, Upsize Collateral Pool or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager or ATLAS SP, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Pool,

iii.	Whether the originator(s) of the Collateral Pool complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Property Manager and Issuers and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 May 2023

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.

For each Sample 2023-1 Owned Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources and/or Base Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Base Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A. In addition, if a particular Source contained multiple values for the same Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Base Data File for the Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for any Sample Characteristic.

2.

For each commercial real estate property and related lease on the 2021-1 Data File and Base Data File, we compared the Property ID, as shown on the 2021-1 Data File, to the corresponding Property ID, as shown on the Base Data File, and noted that:

a.	96 of the Related Series Owned Properties and Leases included on the 2021-1 Data File were not included on the Base Data File and

b.	111 of the Base Owned Properties and Base Leases on the Base Data File were not included on the 2021-1 Data File.

The Property Manager, on behalf of the Issuers, indicated that the 96 Related Series Owned Properties and Leases not included on the Base Data File were sold or substituted out after the 2021-1 Statistical Cut-off Date and prior to the Statistical Cut-off Date. We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described in the preceding sentence.

Attachment A Page 2 of 5

3.

For each Related Series Owned Property and Lease included on the Base Data File, we compared the Sample Characteristics, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item, all as shown on the 2021-1 Data File, to the corresponding information, as shown on the Base Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of comparing the land FT and building FT Sample Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the land FT and building FT, both as shown on the 2021-1 Data File, to the nearest square foot.

For the purpose of comparing the raw land value Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to round the raw land value, as shown on the Base Data File, to the nearest dollar.

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in this Item for:

a.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2021-1 Statistical Cut-off Date and Statistical Cut-off Date and

b.

Any Variable Characteristic listed on the Exempt Lease Schedules for a Related Series Owned Property and Lease, which the Property Manager, on behalf of the Issuers, indicated was due to certain amendments or other changes between the 2021-1 Statistical Cut-off Date and Statistical Cut-off Date.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

4.

For each Base Owned Property and Base Lease on the Base Data File and Updated Base Data File, we compared the Property ID, as shown on the Base Data File, to the corresponding Property ID, as shown on the Updated Base Data File, and noted that:

a.	All of the Base Owned Properties and Base Leases were included on both the Base Data File and Updated Base Data File and

b.	No commercial real estate properties and related leases other than the Base Owned Properties and Base Leases were included on the Base Data File or Updated Base Data File.

5.

For each Sample 2023-1 Owned Property and Lease, we compared the Sample Characteristics, as shown on the Base Data File, to the corresponding information, as shown on the Updated Base Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Attachment A Page 3 of 5

6.

For each Related Series Owned Property and Lease included on the Updated Base Data File, we compared the Sample Characteristics, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item, all as shown on the 2021-1 Data File, to the corresponding information, as shown on the Updated Base Data File. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of comparing the land FT and building FT Sample Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the land FT and building FT, both as shown on the 2021-1 Data File, to the nearest square foot.

For the purpose of comparing the raw land value Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to round the raw land value, as shown on the Updated Base Data File, to the nearest dollar.

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in this Item for:

a.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2021-1 Statistical Cut-off Date and Statistical Cut-off Date and

b.

Any Variable Characteristic listed on the Exempt Lease Schedules for a Related Series Owned Property and Lease, which the Property Manager, on behalf of the Issuers, indicated was due to certain amendments or other changes between the 2021-1 Statistical Cut-off Date and Statistical Cut-off Date.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

7.	Using:

a.	Information on the Updated Base Data File and

b.	The additional information, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the current lease rate of each Base Owned Property and Base Lease, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item. We compared the results of our recalculations to the current lease rate, as shown on the Updated Base Data File, and found such information to be in agreement.

Attachment A Page 4 of 5

7. (continued)

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate of each Base Owned Property and Base Lease by:

i.	Multiplying the current consolidated payment, as shown on the Updated Base Data File, by twelve,

ii.	Dividing the result of i. by the sum of the consolidated contract price for each unique Property ID corresponding to the same contract ID, as shown on the Updated Base Data File, and

iii.	Rounding the result of ii. to the nearest 0.01%.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the current lease rate for any Base Owned Property or Base Lease with an investment type of “Hybrid Investment,” as shown on the Updated Base Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

8.	Using:

a.	Information on the Updated Base Data File and

b.	The additional instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

We recalculated the remaining lease term (as of cut-off date) of each Base Owned Property and Base Lease, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item. We compared the results of our recalculations to the remaining lease term (as of cut-off date), as shown on the Updated Base Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (as of cut-off date) of each Base Owned Property and Base Lease by:

i.	Determining the difference in years between the year of the Statistical Cut-off Date and the year of the rent commencement date (original start date), as shown on the Updated Base Data File,

ii.	Multiplying the result of i. by twelve,

iii.	Determining the difference in months between the month of the Statistical Cut-off Date and the month of the rent commencement date (original start date), as shown on the Updated Base Data File,

iv.	Summing the results of ii. and iii.,

v.

Subtracting 1 from the result of iv. only if the rent commencement date (original start date), as shown on the Updated Base Data File, occurred on the first of the month or the first business day of the month and

vi.	Subtracting the result of v. from the original lease term (months), as shown on the Updated Base Data File.

Attachment A Page 5 of 5

8. (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

9.

For each commercial real estate property and related lease on the Base Data File and Upsize Data File, we compared the Property ID, as shown on the Base Data File, to the corresponding Property ID, as shown on the Upsize Data File, and noted that:

a.	All of the Base Owned Properties and Base Leases (including the Sample 2023-1 Owned Properties and Leases) were included on both the Base Data File and Upsize Data File and

b.	64 of the Upsize Owned Properties and Upsize Leases included on the Upsize Data File were not included on the Base Data File.

10.

For each commercial real estate property and related lease on the Updated Base Data File and Updated Upsize Data File, we compared the Property ID, as shown on the Updated Base Data File, to the corresponding Property ID, as shown on the Updated Upsize Data File, and noted that:

a.	All of the Base Owned Properties and Base Leases (including the Sample 2023-1 Owned Properties and Leases) were included on both the Updated Base Data File and Updated Upsize Data File and

b.	64 of the Upsize Owned Properties and Upsize Leases included on the Updated Upsize Data File were not included on the Updated Base Data File.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Source(s)	Note(s)

Property ID	Investment Portfolio Trial Balance Schedule	i.

Tenant	Lease Agreement	ii.

Sector	NAICS and SIC Code Schedule	iii.

Industry group	(a) NAICS and SIC Code Schedule or (b) NAICS and SIC Code Schedule and Industry Group Mapping Schedule	iv.

Concept	Credit Memorandum, Property Condition Report or Concept Screenshot	ii.

Master lease	Lease Agreement	v.

Personal guarantee	Lease Agreement

Corporate guarantee	Lease Agreement or Corporate Guarantee	vi.

Property acquisition date	Settlement Statement

Land FT	(a) Survey or (b) Survey and recalculation	vii., viii.

Building FT	(a) Survey or (b) Survey and recalculation	vii., ix.

Lease term start date	Lease Agreement	x.

Lease expiration year	Lease Agreement

Original lease term (months)	Lease Agreement and recalculation	xi.

Initial lease rate	Credit Memorandum

Date of last bump in rent	Lease Agreement or Payment History Schedule	xii.

Date of next bump in rent	Lease Agreement or Payment History Schedule	xii.

Rent increase type	Lease Agreement	ii.

Rent bump % cap	Lease Agreement	xiii.

Tenant purchase option (Y/N)	Lease Agreement

Exhibit 1 to Attachment A

Sample Characteristic	Source(s)	Note(s)
Next lease renewal option date	Lease Agreement

Current consolidated payment	STORE Cash Flow Reports Schedule and recalculation	xiv.

Most recent aggregate unit FCCR	Unit Financial Support Schedule or Client Tear Sheet Schedule	xv.

City	Appraisal	ii.

State	Appraisal

Zip code	Appraisal	xvi.

Year built	Appraisal or Property Condition Report	xvii.

Appraisal date	Appraisal	xviii.

Raw land value	Appraisal

Consolidated appraised value	Appraisal

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to punctuation, abbreviation, truncation or misspelling.

iii.

For the purpose of comparing the sector Sample Characteristic for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the sector description, as shown on the NAICS and SIC Code Schedule, corresponding to the first two digits of the NAICS, as shown on the Base Data File.

iv.

For the purpose of comparing the industry group Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for any Sample 2023-1 Owned Property and Lease with a STORE Shortened Industry Group (as defined in the succeeding paragraph(s) of this note), as shown on the Base Data File), the Property Manager, on behalf of the Issuers, instructed us to use the industry group description, as shown on the NAICS and SIC Code Schedule, corresponding to the first four digits of the NAICS, as shown on the Base Data File.

The Property Manager, on behalf of the Issuers, indicated that Sample 2023-1 Owned Property and Lease Number 45 has a shortened description for the industry group (a “STORE Shortened Industry Group”), as shown on the Base Data File.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	(continued)

For the purpose of comparing the industry group Sample Characteristic for any Sample 2023-1 Owned Property and Lease with a STORE Shortened Industry Group, the Property Manager, on behalf of the Issuers, instructed us to use the industry group description, as shown on the Industry Group Mapping Schedule, corresponding to the industry group description, as shown on the NAICS and SIC Code Schedule, which corresponds to the first four digits of the NAICS, as shown on the Base Data File.

v.

For the purpose of comparing the master lease Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Numbers 4, 24, 39, 42, 44, 45, 47 and 49), the Property Manager, on behalf of the Issuers, instructed us to note agreement with a master lease value of “N,” as shown on the Base Data File, if no master lease agreement was included in the Lease Agreement for the related Sample 2023-1 Owned Property and Lease.

For the purpose of comparing the master lease Sample Characteristic for Sample 2023-1 Owned Property and Lease Numbers 4, 24, 39, 42, 44, 45, 47 and 49, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a master lease value of “N/A,” as shown on the Base Data File, if no master lease agreement was included in the Lease Agreement for the related Sample 2023-1 Owned Property and Lease.

vi.

For the purpose of comparing the corporate guarantee Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Number 1), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the corporate guarantee Sample Characteristic for Sample 2023-1 Owned Property and Lease Number 1, the Property Manager, on behalf of the Issuers, instructed us to use the Corporate Guarantee as the Source.

vii.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round square footage amounts to the nearest square foot.

Exhibit 1 to Attachment A

Notes: (continued)

viii.

For the purpose of comparing the land FT Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Numbers 6 and 9), the Property Manager, on behalf of the Issuers, instructed us to use the Survey as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the land FT Sample Characteristic for Sample 2023-1 Owned Property and Lease Number 6, the Property Manager, on behalf of the Issuers, instructed us to recalculate the land FT by:

a.	Multiplying the land area, as shown in the Survey (and in accordance with any other applicable note(s)), by 29.94% and

b.	Rounding the result of a. to the nearest square foot.

For the purpose of comparing the land FT Sample Characteristic for Sample 2023-1 Owned Property and Lease Number 9, the Property Manager, on behalf of the Issuers, instructed us to recalculate the land FT by:

a.	Summing the land areas, as shown in the Survey (and in accordance with any other applicable note(s)), and

b.	Rounding the result of a. to the nearest square foot.

For the purpose of comparing the land FT Sample Characteristic for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- three square feet or less.

ix.

The Property Manager, on behalf of the Issuers, instructed us not to compare the building FT Sample Characteristic for Sample 2023-1 Owned Property and Lease Numbers 5, 6, 7, 9, 14, 25, 31, 34, 35, 36, 37, 39, 42, 43, 45, 47 and 50, which the Property Manager, on behalf of the Issuers, indicated were mezzanine or multi-story buildings (a “Mezzanine or Multi-story Building”).

For the purpose of comparing the building FT Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for any Sample 2023-1 Owned Property and Lease with a Mezzanine or Multi-story Building) with more than one building, as shown in the Survey, the Property Manager, on behalf of the Issuers, instructed us to use the sum of the square footage of all related buildings, as shown in the Survey (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

ix.	(continued)

For the purpose of comparing the building FT Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for any Sample 2023-1 Owned Property and Lease with a Mezzanine or Multi-story Building and Sample 2023-1 Owned Property and Lease Number 22), the Property Manager, on behalf of the Issuers, instructed us to:

a.	Use the Survey as the Source (and in accordance with any other applicable note(s)) and

b.	Exclude the square footage of any sheds or overhangs, as applicable, as shown in the Survey.

For the purpose of comparing the building FT Sample Characteristic for Sample 2023-1 Owned Property and Lease Number 22, the Property Manager, on behalf of the Issuers, instructed us to include the square footage of the garage, as shown in the Survey.

For the purpose of comparing the building FT Sample Characteristic for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- three square feet or less.

x.

For the purpose of comparing the lease term start date Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Numbers 8, 10, 11 and 17), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the lease term start date Sample Characteristic for Sample 2023-1 Owned Property and Lease Numbers 8, 10, 11 and 17, the Property Manager, on behalf of the Issuers, instructed us to use the initial contract date, as shown on the Base Data File.

Exhibit 1 to Attachment A

Notes: (continued)

xi.

For the purpose of comparing the original lease term (months) Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Numbers 6, 7, 10, 12 and 17), the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) by:

a.	Determining the difference in years between the year of the lease term expiration date and the year of the lease term start date, both as shown in the Lease Agreement,

b.	Multiplying the result of a. by twelve,

c.	Determining the difference in months between the month of the lease term expiration date and the month of the lease term start date, both as shown in the Lease Agreement,

d.	Summing the results of b. and c. and

e.	Adding 1 to the result of d. only if:

(1)	The day of the lease term start date, as shown in the Lease Agreement, is the first day of the month and

(2)	The day of the lease term expiration date, as shown in the Lease Agreement, is the last day of the month.

For the purpose of comparing the original lease term (months) Sample Characteristic for Sample 2023-1 Owned Property and Lease Numbers 6, 7, 10, 12 and 17, the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) by:

a.

Determining the difference in years between the year of the lease term expiration date, as shown in the Lease Agreement, and the year of the rent commencement date (original start date), as shown on the Base Data File,

b.	Multiplying the result of a. by twelve,

c.

Determining the difference in months between the month of the lease term expiration date, as shown in the Lease Agreement, and the month of the rent commencement date (original start date), as shown on the Base Data File, and

d.	Summing the results of b. and c.

xii.

For the purpose of comparing the date of last bump in rent and date of next bump in rent Sample Characteristics for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Number 4), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the date of last bump in rent and date of next bump in rent Sample Characteristics for Sample 2023-1 Owned Property and Lease Number 4, the Property Manager, on behalf of the Issuers, instructed us to use the Payment History Schedule as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.

For the purpose of comparing the rent bump % cap Sample Characteristic for each Sample 2023-1 Owned Property and Lease with more than one rent bump % cap, as shown in the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to use the first rent bump % cap occurring after the Statistical Cut-off Date, as shown in the Lease Agreement.

xiv.

For the purpose of comparing the current consolidated payment Sample Characteristic for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current consolidated payment by summing the “Feb-23” payment for each unique Property ID, as shown on the STORE Cash Flow Reports Schedule, corresponding to the contract ID, as shown on the Base Data File.

xv.

For the purpose of comparing the most recent aggregate unit FCCR Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Number 39), the Property Manager, on behalf of the Issuers, instructed us to use the Unit Financial Support Schedule as the Source.

For the purpose of comparing the most recent aggregate unit FCCR Sample Characteristic for the Sample 2023-1 Owned Property and Lease Number 39, the Property Manager, on behalf of the Issuers, instructed us to use the Client Tear Sheet Schedule as the Source.

xvi.

For the purpose of comparing the zip code Sample Characteristic for each Sample 2023-1 Owned Property and Lease Number, the Property Manager, on behalf of the Issuers, instructed us to only compare the first five digits of the zip code, as shown in the applicable Source(s).

xvii.

For the purpose of comparing the year built Sample Characteristic for each Sample 2023-1 Owned Property and Lease (except for Sample 2023-1 Owned Property and Lease Numbers 16, 30, 32 and 48), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source.

For the purpose of comparing the year built Sample Characteristic for Sample 2023-1 Owned Property and Lease Numbers 16, 30 and 32, the Property Manager, on behalf of the Issuers, instructed us to use the Property Condition Report as the Source.

For the purpose of comparing the year built Sample Characteristic for Sample 2023-1 Owned Property and Lease Number 48, the Property Manager, on behalf of the Issuers, instructed us to use “<blank>,” as the property is currently under construction.

Exhibit 1 to Attachment A

Notes: (continued)

xviii.

For the purpose of comparing the appraisal date Sample Characteristic for each Sample 2023-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the appraisal date corresponding to the “’as is’ fair value,” as shown in the Appraisal, if there were multiple appraisal dates shown in the Appraisal.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample 2023-1 Owned Property and Lease Number	Sample Characteristic	Base Data File Value	Source Value
8	Initial lease rate	9.09%	9.00%

Exhibit 3 to Attachment A

Related Series Owned Properties and Leases

Sample Characteristic Differences Between the 2021-1 Data File and the Base Data File

Property ID	Sample Characteristic	2021-1 Data File Value	Base Data File Value
P0000752	Industry group	Furniture Stores	<blank>
P0000621	Sector	Retail Trade	Transportation and Warehousing

Exhibit 4 to Attachment A

Sample Characteristic Difference between the Base Data File and Updated Base Data File

Sample 2023-1 Owned Property and Lease Number	Sample Characteristic	Base Data File Value	Updated Base Data File Value
8	Initial lease rate	9.09%	9.00%

Exhibit 5 to Attachment A

Related Series Owned Properties and Leases

Sample Characteristic Differences Between the 2021-1 Data File and the Updated Base Data File

Property ID	Sample Characteristic	2021-1 Data File Value	Updated Base Data File Value
P0000752	Industry group	Furniture Stores	<blank>
P0000621	Sector	Retail Trade	Transportation and Warehousing